EQUITY - Share-based payments (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Y Options tranche $ / shares shares	Dec. 31, 2020 CAD ($) Options Y $ / shares shares
Number of Options
Opening balance	2,400,000	1,582,500
Granted	735,000	1,192,500
Exercised	(720,201)	(145,000)
Expired	(51,300)	(230,000)
Forfeited	(1,250)
Cancelled	(10,000)
Ending balance	2,352,250	2,400,000
Options that can be exercised	2,058,500	2,000,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares	$ 3.20	$ 2.80
Granted (in dollars per share) | $ / shares	15.95	3.64
Exercised (in dollars per share) | $ / shares	3.06	3.05
Expired (in dollars per share) | $ / shares	7.00	2.66
Forfeited (in dollars per share) | $ / shares	16.84
Cancelled (in dollars per share) | $ / shares	16.84
Ending balance (in dollars per share) | $ / shares	7.07	3.20
Options that can be exercised (in dollars per share) | $ / shares	7.30	3.37
Weighted average price at the time of exercise | $ / shares	$ 13.45	$ 6.24
Number of tranches | tranche	4
Number of shares subscribed for each option | shares	1	1
Average period (in years)	5 years	4 years 9 months 18 days
Share price at date of grant | $ / shares	$ 15.95	$ 3.64
Expected life | Y	5	4.75
Risk-free interest rate	0.82%	0.39%
Expected volatility	67.86%	54.68%
Expected dividend | $
Total options to be granted	10
Year 2022
Number of Options
Opening balance
Ending balance	115,000
Options that can be exercised	115,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares
Ending balance (in dollars per share) | $ / shares	$ 3.23
12 to 24 months
Number of Options
Opening balance
Ending balance	375,000
Options that can be exercised	325,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares
Ending balance (in dollars per share) | $ / shares	$ 3.42
Year 2024
Number of Options
Opening balance
Ending balance	312,500
Options that can be exercised	312,500
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares
Ending balance (in dollars per share) | $ / shares	$ 2.33
Year 2025
Number of Options
Opening balance
Ending balance	826,000
Options that can be exercised	676,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares
Ending balance (in dollars per share) | $ / shares	$ 3.30
Year 2026
Number of Options
Opening balance
Ending balance	723,750
Options that can be exercised	630,000
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares
Ending balance (in dollars per share) | $ / shares	$ 15.93
Officers
Number of Options
Granted	245,000	505,000
Directors
Number of Options
Granted	375,000	207,500
Employees
Number of Options
Granted	105,000	285,000
Consultants
Number of Options
Granted	10,000	195,000